Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based compensation expense included in administrative expenses	$ 3,610	$ 264	$ 3,826	$ 616	$ 1,451	$ 1,140	$ 715